WARRANTS (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Exercise Price	$ 44.21	$ 53.19	$ 202.50	$ 202.50	$ 202.50
Number of Warrants	440,231	365,974
Reclassification Of Employee Stock Options And Warrants [Member]
Number of Warrants		363,307
Remeasured fair value		$ 1,394,164
Warrant One [Member]
Exercise Price	$ 90.00	$ 90.00
Number of Warrants	15,658	15,658
Expiry Date	Mar. 31, 2023	Mar. 31, 2023
Warrant One [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 90.00
Number of Warrants		15,658
Expected life (years)		5 years
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 116,142
Warrant Two [Member]
Exercise Price	$ 55.71	$ 73.02
Number of Warrants	136,339	104,019
Expiry Date	Feb. 26, 2019	Feb. 26, 2019
Warrant Two [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 73.02
Number of Warrants		104,019
Expected life (years)		11 months 1 day
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 100,281
Warrant Three [Member]
Exercise Price	$ 55.71	$ 73.02
Number of Warrants	28,531	21,768
Expiry Date	Mar. 27, 2019	Mar. 27, 2019
Warrant Three [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 73.02
Number of Warrants		21,768
Expected life (years)		1 year
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 24,815
Warrant Four [Member]
Exercise Price	$ 55.71	$ 73.02
Number of Warrants	7,618	5,813
Expiry Date	Mar. 31, 2019	Mar. 31, 2019
Warrant Four [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 73.02
Number of Warrants		5,813
Expected life (years)		1 year
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 6,769
Warrant Five [Member]
Exercise Price	$ 55.71	$ 73.02
Number of Warrants	59,061	45,061
Expiry Date	Apr. 21, 2019	Apr. 21, 2019
Warrant Five [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 73.02
Number of Warrants		45,061
Expected life (years)		1 year 29 days
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 58,358
Warrant Six [Member]
Exercise Price	$ 55.71	$ 73.02
Number of Warrants	27,883	21,274
Expiry Date	May 27, 2019	May 27, 2019
Warrant Six [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 73.02
Number of Warrants		21,274
Expected life (years)		1 year 1 month 28 days
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 32,276
Warrant Seven [Member]
Exercise Price	$ 55.71	$ 73.02
Number of Warrants	27,238	20,782
Expiry Date	Jun. 30, 2019	Jun. 30, 2019
Warrant Seven [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 73.02
Number of Warrants		20,782
Expected life (years)		1 year 3 months
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 36,116
Warrant Eight [Member]
Exercise Price	$ 34.50	$ 44.28
Number of Warrants	28,527	22,223
Expiry Date	Feb. 26, 2019	Feb. 26, 2019
Warrant Eight [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 44.28
Number of Warrants		22,223
Expected life (years)		11 months 1 day
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 38,423
Warrant Nine [Member]
Exercise Price	$ 37.50	$ 37.50
Number of Warrants	2,667	2,667
Expiry Date	Jun. 27, 2020	Jun. 27, 2020
Warrant Nine [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 9.375
Number of Warrants		64,025
Expected life (years)		4 years 4 months 17 days
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 593,355
Warrant Ten [Member]
Exercise Price	$ 9.375	$ 9.375
Number of Warrants	64,025	64,025
Expiry Date	Aug. 14, 2022	Aug. 14, 2022
Warrant Ten [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 9.375
Number of Warrants		42,684
Expected life (years)		4 years
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 387,529